Statements of Comprehensive Income / (Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Comprehensive Income / (Loss) [Abstract]
Income / (loss) for the period	SFr (26,411)	SFr (7,096)	SFr 20,270
Other comprehensive income / (loss) not to be reclassified to income or loss in subsequent periods (net of tax)
- Re-measurement losses on defined benefit plans (net of tax of CHF 0 for all periods)	(780)	(761)	(736)
Total comprehensive income / (loss), net of tax	SFr (27,191)	SFr (7,857)	SFr 19,534